Other Non-financial Liabilities - Summary of Other Non-financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	$ 560,736,440	$ 563,098,363
Creditors for sale of assets
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	5,312,984	4,870,699
Tax withholdings and collections payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	142,502,647	186,305,053
Payroll and Social Contributions Payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	158,262,749	113,441,392
Withholdings on Payroll Payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	4,258,843	6,743,826
Fess to Directors and Syndics
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	3,076,121	3,920,917
Value-Added Tax
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	30,647,469	25,529,338
Sundry Creditors
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	98,847,678	61,291,971
Taxes Payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	105,308,353	111,870,037
Obligations Arising from Contracts with Customers
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	7,302,649	17,467,802
Retirement payment orders pending settlement
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	971,209	2,230,844
Other Non-financial Liabilities
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	$ 4,245,738	$ 29,426,484